Events Subsequent to Original Issuance of Condensed Consolidated Financial Statements (Q2)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Subsequent Events [Abstract]
Events Subsequent to Original Issuance of Condensed Consolidated Financial Statements
12. Events Subsequent to Original Issuance of Condensed Consolidated Financial Statements
In connection with the reissuance of the financial statements, the Company has evaluated subsequent events through the date the condensed consolidated financial statements were reissued.
On September 27, 2022, two purported stockholders of the Company sent separate demand letters alleging that the Registration Statement filed by the Company with the U.S. Securities and Exchange Commission on August 29, 2022 contained certain deficiencies and/or omissions with respect to the Company’s proposed Merger with Kineta. The demands seek additional disclosures to remedy these purported omissions. On October 4, 2022, the Company received an additional demand letter on behalf of a purported stockholder of the Company that made similar allegations. The demand seeks additional disclosures to remedy these purported omissions and includes a draft complaint, which has not been filed, naming the Company and its non-executive directors as defendants alleging that those deficiencies and/or omissions constitute violations by the defendants of Section 14(a) of the Securities Exchange Act of 1934 and Rule 14a-9 promulgated by the SEC thereunder and violations by the individual defendants of violations of Section 20(a) of the Securities Exchange Act of 1934. The Company believes that the allegations in the demands are meritless. At present, the Company is unable to estimate potential losses, if any, related to this matter.

19. Subsequent Events
On February 17, 2022, the Company announced that it was reducing its workforce by approximately 60% of its current headcount with the objective of preserving capital. This workforce reduction will take place primarily during the first quarter of 2022. As a result of these actions, the Company expects to incur personnel-related restructuring charges of approximately $0.4 million in connection with one-time employee termination costs, including severance and other benefits, which are expected to be incurred in the first quarter of 2022. In addition, the Company has committed to pay one-time employee retention costs to certain employees of up to $0.4 million, which are expected to be incurred through the second quarter of 2022.
On February 25, 2022, the Term Loan entered into with Hercules Capital, Inc. (“Hercules”) in December 2019 and most recently amended in April 2021 terminated upon the receipt by Hercules of a payoff amount of $12.8 million from the Company. The payoff amount paid by the Company included payment of $0.9 million as an end of term fee and $0.1 million as an interest/non-use fee.
On February 28, 2022, the Company entered into two agreements that effectively amended the “New Premises” license agreement for laboratory space in Boston, Massachusetts (see Note 15, Leases). The first agreement terminated the existing license, due to expire in May of 2023, effective March 31, 2022. The second agreement, effective April 1, 2022, created a new license for approximately 20 percent of the space covered by the original license with an expiration date of December 31, 2022. The Company agreed to surrender to Licensor the full amount of both the security deposit and the last month’s license fee held by licensor pursuant to the agreement, totaling approximately $0.8 million, in consideration of the agreement to terminate the original license. The new license agreement decreases the monthly license fee amount from $0.4 million to $0.1 million.